Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2018
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Summary of Exchange Rates

The most important exchange rates that have been used in preparing the financial statements are:

	Closing rate		Average rate
1 US dollar equals:	30 June 2018	31 December 2017	30 June 2018	30 June 2017

Argentinean peso	28.862046	18.774210	20.303664	15.675828
Australian Dollar	1.354179	1.279580	1.289543	1.330681
Brazilian real	3.855815	3.308005	3.366036	3.183660
Canadian dollar	1.324585	1.253982	1.274137	1.338806
Colombian peso	2 937.60	2 988.60	2 871.14	2 923.89
Chinese yuan	6.619490	6.507500	6.370323	6.882250
Euro	0.857780	0.833819	0.826887	0.923949
Mexican peso	19.863375	19.735828	18.960515	19.517713
Pound sterling	0.760036	0.739790	0.726980	0.791875
Peruvian nuevo sol	3.289942	3.244558	3.243686	3.276519
Russian ruble	63.295455	57.631946	59.954104	57.627955
South Korean won	1 112.56	1 067.63	1 072.49	1 142.09
South African rand	13.766109	12.345193	12.124443	13.293656
Turkish lira	4.579272	3.790879	3.962502	3.604220
Ukrainian hryvnia	26.189357	28.068098	27.502395	26.786565